Fair Value Measurements - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions		Apr. 30, 2024	Oct. 31, 2023
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		$ 159,509	$ 123,718
FVTPL Securities		18,036	16,733
FVOCI Securities	[1]	70,345	62,819
Derivative Assets
Derivative Assets		37,816	39,976
Derivative Liabilities
Derivative Liabilities		48,489	50,193
Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		159,509	123,718
FVTPL Securities		18,036	16,733
FVOCI Securities		70,345	62,819
Loans		8,989	7,454
Other Assets	[2]	11,382	7,776
Fair value liabilities		108,345	84,149
Deposits	[3],[4]	51,006	35,845
Securities sold but not yet purchased		42,072	43,774
Other liabilities	[4],[5]	15,267	4,530
Derivative Assets
Derivative Assets		37,816	39,976
Derivative Liabilities
Derivative Liabilities		48,489	50,193
Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		9,271	11,370
FVTPL Securities		666	216
FVOCI Securities		26,192	20,101
Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		6,705	7,169
FVTPL Securities		1,382	1,166
FVOCI Securities		3,985	5,054
Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		25,780	20,132
FVTPL Securities		1,758	2,088
FVOCI Securities		7,845	5,880
Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		485	279
FVOCI Securities		4,816	5,300
Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		4,160	2,541
FVTPL Securities		49	48
FVOCI Securities		5,879	6,969
Measured at fair value [member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		36,060	21,517
FVTPL Securities		20	19
FVOCI Securities		17,504	15,766
Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		13,714	11,933
FVTPL Securities		7,959	7,362
FVOCI Securities		3,950	3,589
Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		566	450
Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		62,768	48,327
FVTPL Securities		6,202	5,834
FVOCI Securities		174	160
Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		60	1,676
Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		8,929	5,778
Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		11,669	13,350
Derivative Liabilities
Derivative Liabilities		15,079	17,801
Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		18,478	19,889
Derivative Liabilities
Derivative Liabilities		17,144	19,205
Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		2,022	2,022
Derivative Liabilities
Derivative Liabilities		1,759	1,657
Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		5,635	4,690
Derivative Liabilities
Derivative Liabilities		14,490	11,503
Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		12	25
Derivative Liabilities
Derivative Liabilities		17	27
Valued using quoted market prices [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		84,323	71,192
FVTPL Securities		1,953	1,506
FVOCI Securities		18,942	15,473
Other Assets	[2]	9,726	6,020
Fair value liabilities		28,693	20,783
Securities sold but not yet purchased		27,183	19,304
Other liabilities	[4],[5]	1,510	1,479
Derivative Assets
Derivative Assets		1,061	775
Derivative Liabilities
Derivative Liabilities		915	802
Valued using quoted market prices [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		4,605	7,503
FVTPL Securities		612	211
FVOCI Securities		12,852	13,251
Valued using quoted market prices [member] | Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		3,700	3,680
FVTPL Securities		402	444
FVOCI Securities		3,267	609
Valued using quoted market prices [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		9,770	8,822
FVTPL Securities		4	5
FVOCI Securities		1,316	727
Valued using quoted market prices [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		913	442
FVOCI Securities		1,481	480
Valued using quoted market prices [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		2,948	2,648
FVTPL Securities		79	25
FVOCI Securities		26	406
Valued using quoted market prices [member] | Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities			3
Valued using quoted market prices [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		62,387	48,094
FVTPL Securities		856	821
Valued using quoted market prices [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		61	21
Derivative Liabilities
Derivative Liabilities		27	52
Valued using quoted market prices [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		188	28
Derivative Liabilities
Derivative Liabilities			1
Valued using quoted market prices [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		655	668
Derivative Liabilities
Derivative Liabilities		610	589
Valued using quoted market prices [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		157	58
Derivative Liabilities
Derivative Liabilities		278	160
Valued using models (with observable inputs) [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		74,098	51,480
FVTPL Securities		11,547	10,992
FVOCI Securities		51,229	47,186
Loans		8,636	7,268
Other Assets	[2]	34	33
Fair value liabilities		79,652	63,361
Deposits	[3],[4]	51,006	35,845
Securities sold but not yet purchased		14,889	24,470
Other liabilities	[4],[5]	13,757	3,046
Derivative Assets
Derivative Assets		36,742	39,196
Derivative Liabilities
Derivative Liabilities		47,570	49,380
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		4,666	3,867
FVTPL Securities		54	5
FVOCI Securities		13,340	6,850
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		3,005	3,489
FVTPL Securities		980	722
FVOCI Securities		718	4,445
Valued using models (with observable inputs) [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		16,010	11,310
FVTPL Securities		1,754	2,083
FVOCI Securities		6,529	5,153
Valued using models (with observable inputs) [member] | Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		485	279
FVOCI Securities		4,816	5,300
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		3,247	2,099
FVTPL Securities		49	48
FVOCI Securities		4,398	6,489
Valued using models (with observable inputs) [member] | Measured at fair value [member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		34,972	20,620
FVTPL Securities		20	19
FVOCI Securities		17,504	15,766
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		10,766	9,173
FVTPL Securities		7,845	7,310
FVOCI Securities		3,924	3,183
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		566	447
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		381	196
FVTPL Securities		845	805
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		60	1,676
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		8,576	5,592
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		11,608	13,329
Derivative Liabilities
Derivative Liabilities		15,052	17,749
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		18,290	19,861
Derivative Liabilities
Derivative Liabilities		17,144	19,204
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		1,367	1,349
Derivative Liabilities
Derivative Liabilities		1,147	1,067
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		5,465	4,632
Derivative Liabilities
Derivative Liabilities		14,211	11,335
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		12	25
Derivative Liabilities
Derivative Liabilities		16	25
Valued using models (without observable inputs) [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		1,088	1,046
FVTPL Securities		4,536	4,235
FVOCI Securities		174	160
Loans		353	186
Other Assets	[2]	1,622	1,723
Fair value liabilities			5
Other liabilities	[4],[5]		5
Derivative Assets
Derivative Assets		13	5
Derivative Liabilities
Derivative Liabilities		4	11
Valued using models (without observable inputs) [member] | Measured at fair value [member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		1,088	897
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities			112
FVTPL Securities		35	27
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities			37
FVTPL Securities		4,501	4,208
FVOCI Securities		174	160
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		353	186
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets			5
Derivative Liabilities
Derivative Liabilities		2	1
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		13
Derivative Liabilities
Derivative Liabilities		1	8
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities		$ 1	$ 2

[1]	Amounts are net of ACL of $4 million ($3 million as at October 31, 2023).
[2]	Other assets include precious metals, segregated fund assets and investment properties in our insurance business, carbon credits, certain receivables and other items measured at fair value.
[3]	Deposits include structured note liabilities and metals deposits designated at FVTPL and certain embedded options related to structured deposits carried at amortized cost.
[4]	Interest expense for liabilities carried at fair value is $806 million and $1,335 million for the three and six months ended April 30, 2024, respectively ($689 million and $1,126 million for the three and six months ended April 30, 2023, respectively). Interest expense for liabilities carried at amortized cost is $10,843 million and $21,447 million for the three and six months ended April 30, 2024, respectively ($8,279 million and $15,192 million for the three and six months ended April 30, 2023).
[5]	Other liabilities include investment contract liabilities and segregated fund liabilities in our insurance business, as well as certain securitization and structured entities’ liabilities measured at FVTPL.